LINE OF CREDIT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Line Of Credit
Line of credit, borrowing capacity	$ 92,500	$ 92,500
Interest rate	11.20%	10.95%
Borrowings on line of credit	$ 20,619	$ 0